SALE OF PRESTEA (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
The carrying amounts of the Prestea net liabilities as at the date of sale (September 30, 2020), including the deferred revenue relating to the Prestea portion of the previous stream agreement, and the resulting loss on sale are as follows:

Cash and cash equivalents	1,692
Accounts receivable	1,727
Inventories	12,653
Prepaids and other	1,399
Restricted cash	991
Mining interests	82,648
Total assets	101,110

Accounts payable	(39,475)
Rehabilitation provisions	(52,867)
Deferred revenue	(9,072)
Debt	(15)
Total liabilities	(101,429)

Carrying value of net liabilities	(319)
Fair value of deferred consideration (Note 13)	31,679
Gain on sale of Prestea before non-controlling interest	31,998
Derecognition of non-controlling interest	(68,565)
Loss on sale of Prestea	(36,567)
The components of net loss from discontinued operations and cash flow information for the years ended December 31, 2020 and December 31, 2019 were as follows:

	For the Years Ended December 31,
	2020	2019
Revenue	35,731	60,917
Cost of sales excluding depreciation and amortization	44,637	76,217
Depreciation and amortization	5,249	11,920
Mine operating loss	(14,155)	(27,220)
Prestea general and administrative expense	1,050	1,293
Other expense, net	4,904	(322)
Impairment charges	—	56,762
Loss on sale of Prestea	36,567	—
Loss before finance and tax	(56,676)	(84,953)
Finance (income)/expense, net	(242)	3,009
Net loss from discontinued operations	(56,434)	(87,962)
Net income/(loss) and comprehensive loss from discontinued operations attributable to non-controlling interest	34,224	(15,211)
Net loss and comprehensive loss from discontinued operations attributable to Golden Star shareholders	(90,658)	(72,751)

	For the Years Ended December 31,
	2020	2019
Net cash used in operating activities	(23,915)	(27,280)
Net cash used in investing activities	(7,475)	(10,923)
Net cash used in financing activities	(20)	(25)
Net cash used by discontinued operations	(31,410)	(38,228)